Related Party Balances and Transactions - Sales of goods (Details) - Related party - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Balances and Transactions
Sales of goods	¥ 16,117,140	¥ 9,918,265	¥ 1,457,893
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiaries
Related Party Balances and Transactions
Sales of goods	16,002,921	9,848,487	1,457,500
Blue Horizon Limited and its subsidiaries
Related Party Balances and Transactions
Sales of goods	113,836	69,447
Shanghai Weishang Business Consulting Co.,Ltd.
Related Party Balances and Transactions
Sales of goods	¥ 383	¥ 331	199
Hefei Chuangwei Information Consultation Co., Ltd.
Related Party Balances and Transactions
Sales of goods			¥ 194